UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 95.9%
Federal Home Loan Mortgage Corp., 7.0% , with various maturities from 6/1/2032 until 10/1/2038	726,745	824,296
Federal National Mortgage Association:
4.0%, 6/1/2040 (a)	91,000,000	97,489,800
4.5%, 8/1/2041	1,022,449	1,127,449
6.0%, 8/1/2035	203,074	220,780
Government National Mortgage Association:
3.0%, 2/1/2042 (a)	46,000,000	48,558,750
3.5%, 9/1/2041 (a)	159,000,000	172,332,894
4.0%, with various maturities from 7/1/2040 until 7/20/2042 (a)	124,052,196	136,301,240
4.49%, 6/15/2041	2,361,568	2,619,628
4.5%, with various maturities from 6/20/2033 until 2/20/2042 (a) (b)	288,601,680	320,298,773
4.55%, 1/15/2041	4,923,114	5,487,157
4.625%, 4/15/2041	2,319,335	2,589,411
5.0%, with various maturities from 3/20/2029 until 9/1/2041 (a) (b)	376,421,789	419,381,564
5.5%, with various maturities from 12/15/2024 until 5/20/2041 (a) (b)	292,393,735	326,203,005
6.0%, with various maturities from 11/15/2028 until 5/15/2040 (a) (b)	135,959,611	153,118,628
6.5%, with various maturities from 10/15/2024 until 9/20/2039	52,252,822	59,456,391
7.0%, with various maturities from 9/15/2035 until 3/20/2039	11,146,602	12,794,819
7.5%, with various maturities from 1/20/2027 until 6/20/2031	11,691	13,646

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,694,192,868)		1,758,818,231
Collateralized Mortgage Obligations 13.3%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	1,539,779	265,355
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	846,314	778,166
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	11,218,630	10,329,470
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	11,970,904	837,452
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	3,013,689	234,787
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	19,294,643	1,697,938
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	3,615,447	274,745
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	6,102,807	496,542
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	3,784,589	313,180
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	2,697,538	220,248
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	3,801,404	369,217
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	3,461,117	446,375
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	14,669,395	493,968
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	9,848,902	322,945
"PT", Series 3586, 3.813% *, 2/15/2038	6,356,928	6,547,697
"QB", Series 3736, 4.0%, 5/15/2037	6,450,000	7,046,642
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	3,926,190	209,626
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	14,640,520	1,871,808
"ZW", Series 3763, 4.5%, 11/15/2040	8,663,895	9,847,217
"57", Series 256, Interest Only, 5.0%, 3/15/2023	2,319,949	191,736
"ZK", Series 3382, 5.0%, 7/15/2037	8,835,332	10,191,646
"SC", Series 3326, Interest Only, 5.791% **, 6/15/2037	4,070,032	503,765
"PE", Series 2489, 6.0%, 8/15/2032	5,744,650	6,435,258
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	696,857	95,129
"TZ", Series 2778, 6.0%, 2/15/2034	2,911,572	2,926,406
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	4,439,170	659,217
"WS", Series 2877, Interest Only, 6.351% **, 10/15/2034	6,219,341	535,982
"SG", Series 3033, Interest Only, 6.401% **, 9/15/2035	2,463,021	382,489
"A", Series 172, Interest Only, 6.5%, 1/1/2024	281,183	43,543
"SB", Series 2742, Interest Only, 6.751% **, 1/15/2019	2,886,685	332,738
"SB", Series 2788, Interest Only, 6.851% **, 10/15/2022	252,078	6,226
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	811	808
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	3,738,171	339,781
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	8,250,164	620,403
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	15,210,226	908,811
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	6,143,871	430,077
"25", Series 351, Interest Only, 4.5%, 5/1/2019	2,449,125	241,653
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	4,120,937	164,910
"20", Series 334, Interest Only, 5.0%, 3/1/2018	2,087,418	170,134
"21", Series 334, Interest Only, 5.0%, 3/1/2018	2,769,772	218,576
''23", Series 339, Interest Only, 5.0%, 7/1/2018	2,032,812	177,178
"27", Series 351, Interest Only, 5.0%, 4/1/2019	2,030,806	186,127
"26", Series 381, Interest Only, 5.0%, 12/25/2020	518,322	44,244
"PZ", Series 2007-47, 5.0%, 5/25/2037	6,328,475	7,170,658
"ZA", Series 2008-24, 5.0%, 4/25/2038	15,517,139	18,010,467
"ZX", Series 2010-13, 5.0%, 3/25/2040	12,409,689	14,510,416
"KT", Series 2007-32, 5.5%, 4/25/2037	1,924,184	2,139,070
"HS", Series 2009-87, Interest Only, 5.904% **, 11/25/2039	14,228,063	2,180,308
"ZB", Series 2005-37, 6.0%, 5/25/2035	2,412,963	2,691,540
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	10,063,211	1,122,715
"ZQ", Series G93-39, 6.5%, 12/25/2023	2,969,914	3,373,003
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	566,943
"SA", Series 2005-42, Interest Only, 6.554% **, 5/25/2035	6,840,015	833,595
"TS", Series 2003-67, Interest Only, 6.854% **, 8/25/2017	962,500	8,567
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,580,678	1,394,295
"CO", Series 2010-89, Principal Only, Zero Coupon, 7/20/2040	3,422,945	3,272,016
"HX", Series 2012-91, 3.0%, 9/20/2040	6,188,000	6,582,731
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	15,988,176	1,815,809
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	4,512,089	361,824
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	7,020,953	297,643
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	4,233,228	201,907
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	2,151,920	285,557
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,520,841
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	3,631,813	325,287
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	4,192,493	485,557
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	9,499,672	1,651,772
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,519,426
"LV", Series 2012-77, 5.0%, 7/20/2026	4,079,363	4,556,142
"ZB", Series 2004-31, 5.0%, 4/20/2034	8,452,055	9,553,654
"Z", Series 2004-61, 5.0%, 8/16/2034	1,855,501	2,186,172
"ZB", Series 2005-15, 5.0%, 2/16/2035	13,030,431	15,151,026
"Z", Series 2005-25, 5.0%, 3/16/2035	2,883,636	3,304,059
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	8,526,645	397,376
"ZA", Series 2006-47, 5.0%, 8/16/2036	7,157,254	8,430,634
"Z", Series 2008-5, 5.0%, 1/20/2038	7,081,151	8,018,234
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	3,292,605	465,547
"ZN", Series 2009-64, 5.0%, 7/20/2039	16,040,462	18,725,710
"PJ", Series 2009-73, 5.0%, 8/16/2039	8,373,222	9,268,880
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	168,292	5,623
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,888,049	218,710
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,029,133	258,319
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	5,358,988	620,159
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	1,389,570	77,699
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,585,895	321,566
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	2,801,756	301,985
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	1,899,139	234,516
"PS", Series 2004-91, Interest Only, 5.851% **, 11/16/2034	1,126,038	189,217
"BS", Series 2011-93, Interest Only, 5.851% **, 7/16/2041	26,956,774	4,348,721
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	4,592,993	489,182
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,003,455	2,270,453
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	584,417	142,371
"AV", Series 2010-14, Interest Only, 6.051% **, 2/16/2040	6,909,669	1,461,590
"SM", Series 2009-100, Interest Only, 6.201% **, 5/16/2039	3,858,229	591,829
"SA", Series 2006-49, Interest Only, 6.213% **, 2/20/2036	8,004,494	964,806
"SI", Series 2008-27, Interest Only, 6.223% **, 3/20/2038	5,628,196	803,883
"SL", Series 2009-100, Interest Only, 6.251% **, 5/16/2039	4,501,267	723,213
"QA", Series 2007-57, Interest Only, 6.253% **, 10/20/2037	3,495,743	520,782
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,053,295	352,425
"SA", Series 2006-69, Interest Only, 6.553% **, 12/20/2036	7,378,606	1,036,719
"PS", Series 2004-34, Interest Only, 6.901% **, 4/16/2034	2,849,344	546,143
"S", Series 2000-14, Interest Only, 8.101% **, 2/16/2030	2,196,265	555,796

Total Collateralized Mortgage Obligations (Cost $216,465,296)		242,825,303
Government & Agency Obligations 2.8%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.13% ***, 9/6/2012 (c)	4,810,000	4,809,663
U.S. Treasury Notes:
0.375%, 4/15/2015 (b)	37,000,000	37,112,739
0.75%, 6/15/2014 (d)	9,000,000	9,087,894

Total Government & Agency Obligations (Cost $50,904,646)		51,010,296

	Contracts	Value ($)
Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $134.0	87	93,797

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.3%
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	36,000,000	1,109,113
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	34,000,000	1,000,239
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	34,000,000	943,929
Fixed Rate - 4.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	40,700,000	1,089,763
Fixed Rate - 4.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	39,500,000	984,992

		5,128,036
Options on Mortgage-Backed Securities - TBAs 0.1%
30 Year-FNMA, Expiration Date 9/6/2012, Strike Price $105.3	25,000,000	201,051
30 Year-FNMA, Expiration Date 9/6/2012, Strike Price $105.3	25,000,000	194,967
30 Year-FNMA, Expiration Date 9/6/2012, Strike Price $106.7	25,000,000	132,574
30 Year-FNMA, Expiration Date 9/6/2012, Strike Price $106.7	25,000,000	134,840
30 Year-GNSF, Expiration Date 10/11/2012, Strike Price $105.5	50,000,000	328,125
30 Year-GNSF, Expiration Date 10/11/2012, Strike Price $105.5	25,000,000	176,136

		1,167,693

Total Call Options Purchased (Cost $9,634,675)		6,389,526

	Contract	Value ($)
Put Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $133.0	310	58,125

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.2%
Fixed Rate - 2.19% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	40,700,000	1,702,326
Fixed Rate - 2.32% - Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	39,500,000	1,856,413

		3,558,739

Total Put Options Purchased (Cost $3,017,340)		3,616,864

	Shares	Value ($)
Securities Lending Collateral 11.8%
Daily Assets Fund Institutional, 0.25% (e) (f) (Cost $217,079,125)	217,079,125	217,079,125
Cash Equivalents 4.7%
Central Cash Management Fund, 0.14% (e) (Cost $86,690,548)	86,690,548	86,690,548

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,277,984,498) †	129.1	2,366,429,893
Other Assets and Liabilities, Net	(29.1)	(532,902,416)

Net Assets	100.0	1,833,527,477

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

**	These securities are shown at their current rate as of July 31, 2012.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,278,043,523.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $88,386,370.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,380,050 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,993,680.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $213,878,276, which is 11.7% of net assets.
(c)	At July 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At July 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	9/17/2012	43	5,680,389	17,637
Federal Republic of Germany Euro-Bund	EUR	9/6/2012	258	45,892,753	972,091
Federal Republic of Germany Euro-Schatz	EUR	9/6/2012	353	48,186,865	92,367
United Kingdom Long Gilt Bond	GBP	9/26/2012	181	34,587,216	668,068
Total unrealized appreciation					1,750,163

At July 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/19/2012	232	32,142,474	(162,114)
10 Year Japanese Government Bond	JPY	9/10/2012	7	12,903,296	(24,302)
10 Year U.S. Treasury Note	USD	9/19/2012	568	76,484,750	(437,469)
2 Year U.S. Treasury Note	USD	9/28/2012	536	118,246,626	(168,572)
5 Year U.S. Treasury Note	USD	9/28/2012	720	89,842,500	(417,834)
Total unrealized depreciation					(1,210,291)

At July 31, 2012, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)

Call Options Purchased
10 Year U.S. Treasury Note Future	87	8/24/2012	136.0	10,684	(16,313)

(g) Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2012 was $5,629.

Options on Interest Rate Swap Contracts
	Contract Amount	Swap Effective/ Expiration Date	Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Fixed - 3.19% - Floating - LIBOR	20,400,000	2/3/2017 2/3/2027	2/1/2017	1,468,800	(967,233)
Fixed - 3.32% - Floating - LIBOR	19,750,000	2/3/2017 2/3/2027	2/1/2017	1,428,519	(868,070)
Fixed - 4.083% - Floating - LIBOR	36,000,000	5/11/2016 5/11/2026	5/9/2016	1,224,000	(813,798)
Fixed - 4.135% - Floating - LIBOR	34,000,000	4/27/2016 4/27/2026	4/25/2016	1,258,000	(733,390)
Fixed - 4.22% - Floating - LIBOR	34,000,000	4/22/2016 4/22/2026	4/20/2016	1,212,100	(693,314)
Total Call Options				6,591,419	(4,075,805)

Put Options
Fixed - 1.9% - Floating - LIBOR	34,000,000	4/24/2013 4/24/2043	4/22/2013	465,800	(1,072,632)
Fixed - 2.07% - Floating - LIBOR	36,000,000	5/10/2013 5/10/2043	5/8/2013	576,000	(1,229,116)
Fixed - 2.09% - Floating - LIBOR	34,000,000	4/25/2013 4/25/2043	4/23/2013	639,200	(1,167,846)
Fixed - 3.19% - Floating - LIBOR	20,400,000	2/3/2017 2/3/2027	2/1/2017	1,468,800	(1,839,490)
Fixed - 3.32% - Floating - LIBOR	19,750,000	2/3/2017 2/3/2027	2/1/2017	1,428,520	(1,931,459)
Total Put Options				4,578,320	(7,240,543)

Total				11,169,739	(11,316,348)

(h) Unrealized depreciation on written options on interest rate swap contracts at July 31, 2012 was $146,609.

Options on Mortgage-Backed Securities - TBAs
	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)

Call Options
30-Year GNSF	3.5	25,000,000	8/13/2012	106.1	199,218	(595,703)
30-Year GNSF	3.5	25,000,000	8/13/2012	106.2	199,218	(601,682)
30-Year GNSF	3.5	25,000,000	8/13/2012	106.1	195,313	(601,667)
30-Year GNSF	4.0	25,000,000	9/13/2012	109.2	102,539	(145,168)
30-Year GNSF	4.0	25,000,000	9/13/2012	109.2	74,219	(142,628)
30-Year GNSF	3.5	25,000,000	9/13/2012	107.3	148,438	(285,017)
30-Year GNSF	3.5	25,000,000	9/13/2012	107.3	138,672	(292,475)
30-Year GNSF	4.0	25,000,000	10/11/2012	109.4	85,938	(115,235)
30-Year GNSF	4.0	25,000,000	10/11/2012	109.4	147,727	(147,727)
30-Year GNSF	3.5	25,000,000	10/11/2012	107.9	102,273	(102,273)
30-Year GNSF	3.5	25,000,000	10/11/2012	107.9	152,343	(165,039)
Total Call Options					1,545,898	(3,194,614)

Put Options
30-Year GNSF	3.5	25,000,000	8/13/2012	106.1	199,218	(199)
30-Year GNSF	3.5	25,000,000	8/13/2012	106.1	199,219	(976)
30-Year GNSF	3.5	25,000,000	8/13/2012	106.1	195,313	(211)
Total Put Options					593,750	(1,386)

Total					2,139,648	(3,196,000)

(i) Unrealized depreciation on written options on mortgage-backed securities - TBAs at July 31, 2012 was $1,056,352.
GNSF: Government National Single Family
LIBOR: London Interbank Offered Rate

At July 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	165,000,0001	Fixed - 0.515%	Floating - LIBOR	(122,001)	8,368	(130,369)
7/16/2013 7/16/2033	22,700,0001	Fixed - 2.322%	Floating - LIBOR	66,150	(8,895)	75,045
7/16/2013 7/16/2018	24,900,0001	Floating - LIBOR	Fixed - 1.148%	58,281	(5,463)	63,744
7/16/2013 7/16/2023	7,200,0001	Floating - LIBOR	Fixed - 1.858%	314	(3,039)	3,353
7/16/2013 7/16/2043	17,800,0001	Floating - LIBOR	Fixed - 2.424%	(95,517)	25,319	(120,836)
Total net unrealized depreciation					(109,063)

Counterparties
1	Nomura International PLC
As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,206,259	GBP	770,000	8/22/2012	1,472	UBS AG
USD	19,479,864	NZD	24,380,000	8/22/2012	276,037	UBS AG
USD	2,087,683	SEK	14,600,000	8/22/2012	61,530	UBS AG
USD	3,142,690	CHF	3,120,000	8/22/2012	57,564	UBS AG
USD	4,511,046	NOK	27,510,000	8/22/2012	54,631	UBS AG
USD	12,810,707	CAD	13,030,000	8/22/2012	194,892	UBS AG
USD	9,492,220	EUR	7,850,000	8/22/2012	176,801	UBS AG
USD	1,545,561	AUD	1,510,000	8/22/2012	40,263	UBS AG
USD	3,213,231	JPY	251,220,000	8/22/2012	4,060	UBS AG
Total unrealized appreciation					867,250

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	8,300,000	USD	10,129,777	8/22/2012	(93,520)	UBS AG
SEK	29,980,000	USD	4,323,903	8/22/2012	(89,343)	UBS AG
JPY	1,253,810,000	USD	15,966,407	8/22/2012	(90,719)	UBS AG
AUD	10,640,000	USD	11,028,232	8/22/2012	(146,046)	UBS AG
CHF	1,400,000	USD	1,422,579	8/22/2012	(13,433)	UBS AG
GBP	180,000	USD	278,982	8/22/2012	(3,345)	UBS AG
NZD	7,470,000	USD	5,885,912	8/22/2012	(167,270)	UBS AG
Total unrealized depreciation					(603,676)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Mortgage-Backed Securities Pass-Throughs	$—	$1,758,818,231	$—	$1,758,818,231
Collateralized Mortgage Obligations	—	242,825,303	—	242,825,303
Government & Agency Obligations	—	51,010,296	—	51,010,296
Short-Term Investments (j)	303,769,673	—	—	303,769,673
Derivatives (k)	1,902,085	9,696,167	1,167,693	12,765,945
Total	$305,671,758	$2,062,349,997	$1,167,693	$2,369,189,448

Liabilities
Derivatives (k)	$(1,226,604)	$(13,971,667)	$(1,395,562)	$(16,593,833)
Total	$(1,226,604)	$(13,971,667)	$(1,395,562)	$(16,593,833)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include options purchased, at value, unrealized appreciation (depreciation) on futures contracts, interest rate swaps, total return swaps and forward foreign currency exchange contracts and options written, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$—	$—	$263,574	$—
Interest Rate Contracts	$539,872	$(109,063)	$—	$(3,854,215)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012